AST Bond Portfolio 2024
SUMMARY: AST BOND PORTFOLIO 2024
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AST Bond Portfolio 2024
Management Fees		0.63%
Distribution and/or Service Fees (12b-1 Fees)		0.10%
Other Expenses		0.26%
Total Annual Portfolio Operating Expenses		0.99%
Fee Waiver or Expense Reimbursement	[1]
Net Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.99%
[1]	Prudential Investments LLC and AST Investment Services, Inc. (the Investment Managers) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Fund’s Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST Bond Portfolio 2024	101	315	547	1,213

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. No portfolio turnover rate is presented for the Portfolio, because it is new.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio will use both top-down and bottom-up approaches to invest in a wide array of bond market sectors, including US Treasuries, agency securities, corporate bonds, structured products sectors including asset-backed securities and commercial mortgage-backed securities, mortgage backed securities, and to a small extent emerging markets debt and high yield debt (commonly known as junk bonds). Under normal market conditions, the Portfolio will invest at least 80% of its investable assets in bonds. For purposes of this 80% policy, bonds include: (i) all debt securities and all fixed income securities, excluding preferred stock, issued by both government and non-government issuers, and (ii) all derivatives and synthetic instruments that have economic characteristics that are similar to such debt securities and such fixed income securities. As used in this Prospectus, the term "investable assets" refers to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio's subadviser may use derivative instruments for any reason, including to manage or adjust the Portfolio's risk profile when asset flows are volatile.

Contract owners cannot select the Portfolio for investment. Instead, if a Contract owner selected certain benefits under their Contract, the Contract owner's account value may be allocated to and from the Portfolio in accordance with a mathematical formula under the Contract. The Contracts using the Portfolio are issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and Allstate Life Insurance Company (collectively, the Participating Insurance Companies). For more information, Contract owners should see their Contract prospectus or contact the relevant Participating Insurance Company or their financial professional.

The Portfolio will be managed to mature in the year identified in its name in order to match the related liability under certain living benefit programs. In addition, the Portfolio's duration and weighted average maturity will decline over time as the maturity date approaches. To that end, the Portfolio's subadviser expects to maintain the duration of the Portfolio within +/– 0.50 years of the secondary benchmark index for the Portfolio. On or about the Portfolio's maturity date, all of the securities held by the Portfolio will be sold and all of the outstanding shares of beneficial interest of the Portfolio will be redeemed. Proceeds from that redemption will be reallocated in accordance with the procedures applicable to the Contract owner's variable Contract.

The Portfolio's subadviser currently intends to maintain an overall weighted average credit quality rating of A- or better for the Portfolio. This target overall credit quality for the Portfolio will be based on ratings as of the date of purchase. In the event the overall credit quality drops below A- due to downgrades of individual portfolio securities, the Portfolio's subadviser will take appropriate action based upon the relevant facts and circumstances.
Principal Risks of Investing in the Portfolio.
The risks identified below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio can't guarantee success.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to "subprime" borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Pre-determined, non-discretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which, in certain instances, could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities that it otherwise would hold. The asset flows may also result in relatively low asset levels and relatively high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets, and if market liquidity is strained the assets flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; the derivative used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Fixed income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the income generated by and the market price of a fixed income security may decline due to a decrease in interest rates; and the price of a fixed income security may decline due to an increase in interest rates.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.
Past Performance.
No performance history is presented for this Portfolio, because it does not yet have a full calendar year of performance.